Tax Expense - Schedule of Tax Expense (Details) - Malaysian Income Tax [Member] - MYR (RM)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income tax
Current period provision	RM 20,895	RM 14,034
Under provision in prior period		15,941
Income tax	20,895	29,975
Deferred tax (Note 13)
Relating to origination and reversal of temporary differences	382,375	(950,839)
Income tax deferred tax	RM 403,270	RM (920,864)